Average Annual Total Returns - ETF Shares - Vanguard Mortgage-Backed Securities Index Fund	ETF Shares Based on NAV 1 Year	ETF Shares Based on NAV 5 Years	ETF Shares Based on NAV 10 Years	ETF Shares Return After Taxes on Distributions 1 Year	ETF Shares Return After Taxes on Distributions 5 Years	ETF Shares Return After Taxes on Distributions 10 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	ETF Shares Based on Market Price 1 Year	ETF Shares Based on Market Price 5 Years	ETF Shares Based on Market Price 10 Years	Bloomberg Barclays U.S. MBS Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays U.S. MBS Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays U.S. MBS Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Spliced Bloomberg Barclays U.S. Treasury 1-3 Year Index in USD (reflects no deduction for fees, expenses, or taxes) 1 Year	Spliced Bloomberg Barclays U.S. Treasury 1-3 Year Index in USD (reflects no deduction for fees, expenses, or taxes) 5 Years	Spliced Bloomberg Barclays U.S. Treasury 1-3 Year Index in USD (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	6.17%	2.44%	3.01%	4.97%	1.43%	2.08%	3.64%	1.41%	1.93%	6.17%	2.44%	3.03%	6.18%	2.51%	3.08%	8.87%	3.07%	3.78%